Short-Term Investment	12 Months Ended
Dec. 31, 2018
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

NOTE 6:- SHORT-TERM INVESTMENT

The Company holds 356,803 shares of Wize Pharma Inc. as of December 31, 2018 and December 31, 2017 which as of such date represents 3.9% and 8.2% percent of Wize Pharma Inc’s outstanding shares, respectively. The shares are classified as financial asset as designated at fair value through profit or loss. As of December 31, 2017, the investment was classified under non-current assets.